EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Schedule of movements of shares and other instruments (Details) - shares	3 Months Ended	48 Months Ended
	Apr. 01, 2026	Dec. 31, 2025
Earnings per share [line items]
Shares ( in shares)		701,680,440
RSU (in shares)		19,853,668
Convertible bonds (in shares)		81,492,951
Options (in shares)		8,479,908
Issued (in shares)		831,143,763
Available for issue (in shares)		224,856,237
Authorized share capital (in shares)		1,056,000,000
Major ordinary share transactions
Earnings per share [line items]
Shares ( in shares)	706,252,300
RSU (in shares)	18,215,809
Convertible bonds (in shares)	81,492,951
Options (in shares)	6,481,158
Issued (in shares)	832,734,982
Available for issue (in shares)	223,265,018
Authorized share capital (in shares)	1,056,000,000
Shares issued
Shares (in shares)	4,571,860
RSU (in shares)	(298,494)
Convertible bonds (in shares)	0
Options (in shares)	(1,968,750)
Issued (in shares)	0
Available for issue (in shares)	0
Authorized share capital (in shares)	0
Other
Shares (in shares)	0
RSU (in shares)	(1,339,365)
Convertible bonds (in shares)	0
Options (in shares)	(30,000)
Issued (in shares)	1,591,219
Available for issue (in shares)	(1,591,219)
Authorized share capital (in shares)	0
Long term incentive plan
Earnings per share [line items]
LTIP (in shares)		19,636,796
Shares issued
LTIP (in shares)		(4,193,981)
Long term incentive plan | Major ordinary share transactions
Earnings per share [line items]
LTIP (in shares)	20,292,764
Shares issued
LTIP (in shares)	(2,304,616)
Other
LTIP (in shares)	2,960,584